Expense Example - DWS Small Cap Core Fund	Feb. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 694
3 Years	952
5 Years	1,229
10 Years	2,018
Class T
Expense Example:
1 Year	371
3 Years	628
5 Years	904
10 Years	1,690
Class C
Expense Example:
1 Year	302
3 Years	637
5 Years	1,098
10 Years	2,375
Class R6
Expense Example:
1 Year	97
3 Years	303
5 Years	525
10 Years	1,166
INST Class
Expense Example:
1 Year	98
3 Years	306
5 Years	531
10 Years	1,178
Class S
Expense Example:
1 Year	103
3 Years	322
5 Years	558
10 Years	$ 1,236